Commitments	12 Months Ended
Dec. 31, 2025
Commitments [Abstract]
Commitments

23. Commitments

The Group funds its contractual commitments through cash from operating activities and from debt.

As at the reporting date, the Group had contractual capital commitments relating primarily to the implementation of its enterprise resource planning system, being Microsoft Dynamics 365, feasibility studies at Redwing and Mazowe Mines, which are required to support the planned resumption of operations, equipment at How Mine to support operations and short term leases which are immaterial.

	2025	2024
Commitments	$6,641	$1,407